Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands, employee in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 5,396,339	€ 4,940,931	€ 4,499,774
Social security contributions and cost of retirement benefits and social assistance | €	1,503,684	1,349,573	1,198,240
thereof retirement benefits | €	147,332	134,572	120,997
Personnel expenses | €	€ 6,900,023	€ 6,290,504	€ 5,698,014
Employees by function
Production and Services	98,547	94,201	90,251
Administration	9,962	9,318	9,023
Sales and Marketing	3,272	3,099	2,865
Research and Development	804	736	626
Total employees	112,585	107,354	102,765